UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08097

Pax World Growth Fund, Inc.
(Exact name of registrant as specified in charter)

222 State Street Portsmouth, NH		03801-3853
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 222 State Street Portsmouth, NH 03801-3853
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1.                                   Schedule of Investments.

Schedule of Investments (Unaudited)

September 30, 2006

PAX WORLD Growth Fund, Inc.

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	NUMBER OF SHARES	VALUE

COMMON STOCKS: 79.5%

CONSUMER STAPLES: 5.5%
CVS Corp.	100,000	$3,212,000
PepsiCo, Inc.	40,000	2,610,400
		5,822,400

ENERGY: 5.6%
Baker Hughes, Inc.	50,000	3,410,000
Questar Corp.	30,000	2,453,100
		5,863,100

FINANCIALS: 4.9%
Investment Technology Group, Inc. (a)	70,000	3,132,500
Tower Group, Inc.	60,000	2,001,000
		5,133,500

HEALTH CARE: 15.9%
Gilead Sciences, Inc. (a)	80,000	5,496,000
McKesson Corp.	80,000	4,217,600
Psychiatric Solutions, Inc. (a)	80,000	2,727,200
Quest Diagnostics, Inc.	70,000	4,281,200
		16,722,000

INDUSTRIALS: 3.8%
Gardner Denver, Inc. (a)	120,000	3,969,600

INFORMATION TECHNOLOGY: 36.2% (b)
Akamai Technologies, Inc. (a)	140,000	6,998,600
Alliance Data Systems Corp. (a)	50,000	2,759,500
Allscripts Healthcare Solutions, Inc. (a)	80,000	1,796,000
Cerner Corp. (a)	50,000	2,270,000
Cognizant Technology Solutions Corp. (a)	70,000	5,184,200
CommScope, Inc. (a)	100,000	3,286,000
Digital River, Inc. (a)	60,000	3,067,200
Garmin Ltd.	80,000	3,902,400
j2 Global Communications, Inc. (a)	150,000	4,075,500
Network Appliance, Inc. (a)	50,000	1,850,500
Quality Systems, Inc.	70,000	2,715,300

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	NUMBER OF SHARES	VALUE

COMMON STOCKS, continued

INFORMATION TECHNOLOGY, continued
Symbol Technologies, Inc.	588	$8,738
		37,913,938
MATERIALS: 0.1%
Cemex SA ADR	3,676	110,574

TELECOMMUNICATION SERVICES: 7.5%
America Movil SA ADR	120,000	4,724,400
Infrasource Services, Inc. (a)	100,000	1,755,000
Quanta Services, Inc. (a)	80,000	1,348,800
		7,828,200

TOTAL COMMON STOCKS (Cost $68,597,075)		83,363,312

MONEY MARKET SHARES: 20.4%
Pax World Money Market Fund (c) (Cost $21,330,284)	21,330,284	21,330,284

TOTAL INVESTMENTS: 99.9% (Cost $89,927,359)		104,693,596

Other assets and liabilities (Net): 0.1%		136,451

Net Assets: 100.0%		$104,830,047

(a)	Non-income producing security
(b)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector. Fund meets diversification requirements.
(c)	Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser.
ADR	American Depository Receipt

Valuation of Investments

Portfolio securities and other types of investments for which market quotations are readily available are valued at market value, which is generally determined on the basis of last reported sales price. If no sales are reported, market value is generally determined based on quotes or closing prices (such as the NASDAQ Official Closing Price) obtained from a quotation reporting system, established market makers, or reputable pricing services. Portfolio debt securities having a remaining maturity of more than 60 days are valued based on quotes obtained from reputable pricing services, which quotes reflect broker-dealer supplied market valuations and, if necessary, electronic data processing techniques. If the pricing services are unable to provide such quotes, the mean between the last reported bid and asked prices is used. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Portfolio securities and other assets initially valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from pricing services (normally determined at 12:00 p.m. Eastern time). Portfolio debt securities having remaining maturities of 60 days or fewer are valued at amortized cost. The amortized cost value of a security is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price a Fund would receive if the instruments were sold. Consequently, changes in the market value of portfolio instruments valued based on amortized cost during periods of rising or falling interest rates will not be reflected either in the computation of the net asset value of a Fund’s portfolio.

Certain securities and assets are valued at fair value as determined in good faith by the Directors or by persons acting at their direction. The fair value of any securities from time to time held by any Fund for which no market quotes are readily available is determined in accordance with procedures approved by the Directors. The Directors, however, are ultimately responsible for such determinations. The fair value of such securities is generally the price which the Fund could reasonably expect to receive upon a security’s current sale. Consideration may be given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition).

Federal Income Tax Cost

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at September 30, 2006, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2006 was $89,927,359, $16,088,040, $(1,321,803) and $14,766,237, respectively.

Investment Information

The term “affiliate” is a company in which the fund has ownership of at least 5% of the voting securities.  An affiliated company also includes other investment companies that are managed by a fund’s adviser.  At September 30, 2006, the Fund held the following security of an affiliated company:

PaxWorld Money Market Fund

Value at 6/30/06	Purchased Cost	Sold Cost	Value at 9/30/06	Dividends from non controlled affiliate for the three months ended 9/30/06
$17,068,640	$19,695,644	$15,434,000	$21,330,284	$202,888

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.          Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.          Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Growth Fund, Inc.

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Growth Fund, Inc.

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 27, 2006

By:	/s/ Janet Lawton Spates
Janet Lawton Spates, Treasurer (Principal Financial Officer)

Date:	/s/ November 27, 2006